Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Investment	Short-term investments consist of the following:

	As of December 31,
	2011	2012
	US$	US$
Fixed-rate time deposits	7,935	25,455
Available-for-sale security
—Equity security	657	1,386

	8,592	26,841

Available-For-Sale Securities

The following is a summary of the available-for-sale security:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$
December 31, 2012
—Equity security in SYSWIN Inc	643	743	—	1,386

December 31, 2011
—Equity security in SYSWIN Inc	657	—	—	657